Share-based compensation - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 9.64
Number of options outstanding	2,700,077	1,812,450	697,841
Options outstanding Weighted average remaining contractual life (years)	3 years 7 months 2 days
Number of options exercisable	735,050	205,229
Options exercisable, weighted average remaining contractual life (years)	2 years 10 months 24 days
Exercise Price 22.86
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 22.86
Number of options outstanding	320,032
Options outstanding Weighted average remaining contractual life (years)	1 year 11 months 23 days
Number of options exercisable	217,391
Options exercisable, weighted average remaining contractual life (years)	1 year 11 months 23 days
Exercise Price 24.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 24.30
Number of options outstanding	10,533
Options outstanding Weighted average remaining contractual life (years)	2 years 1 month 6 days
Number of options exercisable	3,511
Options exercisable, weighted average remaining contractual life (years)	2 years 1 month 6 days
Exercise Price 21.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 21.30
Number of options outstanding	157,086
Options outstanding Weighted average remaining contractual life (years)	2 years 5 months 23 days
Number of options exercisable	107,079
Options exercisable, weighted average remaining contractual life (years)	2 years 5 months 23 days
Exercise Price 16.89
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 16.89
Number of options outstanding	31,199
Options outstanding Weighted average remaining contractual life (years)	2 years 7 months 17 days
Number of options exercisable	20,801
Options exercisable, weighted average remaining contractual life (years)	2 years 7 months 17 days
Exercise Price 16.20
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 16.20
Number of options outstanding	37,894
Options outstanding Weighted average remaining contractual life (years)	2 years 10 months 13 days
Number of options exercisable	25,266
Options exercisable, weighted average remaining contractual life (years)	2 years 10 months 13 days
Exercise Price 6.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.49
Number of options outstanding	748,233
Options outstanding Weighted average remaining contractual life (years)	3 years 6 months
Number of options exercisable	266,766
Options exercisable, weighted average remaining contractual life (years)	3 years 6 months
Exercise Price 6.28
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.28
Number of options outstanding	282,700
Options outstanding Weighted average remaining contractual life (years)	3 years 10 months 17 days
Number of options exercisable	94,236
Options exercisable, weighted average remaining contractual life (years)	3 years 10 months 17 days
Exercise Price 6.59
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.59
Number of options outstanding	1,112,400
Options outstanding Weighted average remaining contractual life (years)	4 years 3 months 3 days